Financial Instruments - Disclosure Details of Public Equity Funds and Real Estate Funds Current Financial Assets at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 8,253	R$ 85,944
Public equities funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		834
Real Estate listed funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		445
Vinci Mosaico FIA [Member] | Public equities funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		834
Vinci Shopping Centers FII [Member] | Real Estate listed funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		391
Vinci Offices FII [Member] | Real Estate listed funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		R$ 54